Taxes Payable and Amounts to be Refunded to Customers - Additional Information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxes payable and amounts to be refunded to customers [Line items]
Amount refunded	R$ 5,852	R$ 3,225
Tax credit reduced amount	67
Tax credit amount corresponds to original credit	23
Cemig D [Member]
Taxes payable and amounts to be refunded to customers [Line items]
Amount refunded to consumers regarding credits	1,014	2,787
Gasmig [Member]
Taxes payable and amounts to be refunded to customers [Line items]
Amount refunded to consumers regarding credits	R$ 163	R$ 176